Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, Net
4.
Accounts Receivable, Net

	As of December 31,
	2023	2024
	(in US$ thousands)
Accounts receivable	$49,565	$49,979
Less: allowance for current expected credit losses	(14,897)	(19,027)
Accounts receivable, net	$34,668	$30,952

Movement of allowance for credit losses was as follows:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
At beginning of the period	$(6,336)	$(9,869)	$(14,897)
Additional provisions	(5,391)	(7,046)	(8,420)
Write-off	1,210	1,893	4,128
Foreign currency translation impact	648	125	162
At end of the period	$(9,869)	$(14,897)	$(19,027)